Summary of Significant Accounting Policies: Consolidation, Policy (Policies)	12 Months Ended
Dec. 31, 2021
Policies
Consolidation, Policy

(b)Principals of Consolidation

The consolidated financial statements include the accounts of the Company’s wholly owned Canadian subsidiary Futura Kbridge SPA Inc. On consolidation, all intercompany balances and transactions are eliminated.